Expense Example, No Redemption {- Franklin California Intermediate-Term Tax-Free Income Fund} - Franklin California Tax-Free Trust-26 - Franklin California Intermediate-Term Tax-Free Income Fund - Class C
Mar. 08, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 116
3 Years	377
5 Years	658
10 Years	$ 1,460